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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund, and Evergreen Strategic Core Bond Portfolio, for the six months ended October 31, 2005. These three series have an April 30 fiscal year end.

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
34	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Core Bond Fund, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.”

LETTER TO SHAREHOLDERS continued

While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured yields in September and October. Finally, some of our “core” strategies

LETTER TO SHAREHOLDERS continued

included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/97	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

6-month return
with sales charge	-4.76%	-5.27%	-1.36%	N/A	N/A	N/A

6-month return
w/o sales charge	-0.03%	-0.38%	-0.38%	0.13%	0.00%	-0.13%

Average annual
return*

1-year with sales
charge	-3.88%	-4.61%	-0.76%	N/A	N/A	N/A

1-year w/o sales
charge	0.90%	0.20%	0.20%	1.20%	0.95%	0.70%

5-year	5.10%	5.12%	5.44%	6.39%	6.12%	6.16%

10-year	5.76%	5.93%	5.93%	6.41%	6.20%	6.30%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$999.75	$ 3.78
Class B	$ 1,000.00	$996.24	$ 7.30
Class C	$ 1,000.00	$996.24	$ 7.30
Class I	$ 1,000.00	$ 1,001.26	$ 2.27
Class IS	$ 1,000.00	$ 1,000.00	$ 3.53
Class R	$ 1,000.00	$998.74	$ 4.79
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.42	$ 3.82
Class B	$ 1,000.00	$ 1,017.90	$ 7.38
Class C	$ 1,000.00	$ 1,017.90	$ 7.38
Class I	$ 1,000.00	$ 1,022.94	$ 2.29
Class IS	$ 1,000.00	$ 1,021.68	$ 3.57
Class R	$ 1,000.00	$ 1,020.42	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,				Year Ended
	October 31, 2005					September 30,
CLASS A	(unaudited)	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.21	0.39	0.35	0.48	0.31	0.17[3]
Net realized and unrealized gains or losses on investments	(0.21)	0.12	(0.17)	0.57	(0.13)	0.43

Total from investment operations	0	0.51	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.43)	(0.48)	(0.30)	(0.22)
Net realized gains	0	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.22)	(0.50)	(0.52)	(0.59)	(0.43)	(0.22)

Net asset value, end of period	$10.44	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	(0.03%)	4.85%	1.68%	10.20%	1.71%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$457,065	$452,253	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.75%[5]	0.75%	0.74%	0.70%	0.67%[5]	0.68%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[5]	0.83%	0.81%	0.76%	0.73%[5]	0.72%[5]
Net investment income (loss)	3.92%[5]	3.62%	3.30%	4.47%	4.93%[5]	4.93%[5]
Portfolio turnover rate	78%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,				Year Ended
	October 31, 2005					September 30,
CLASS B	(unaudited)	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.17	0.31	0.28	0.40	0.26	0.12[3]
Net realized and unrealized gains or losses on investments	(0.21)	0.13	(0.17)	0.57	(0.13)	0.45

Total from investment operations	(0.04)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.18)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$10.44	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	(0.38%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$206,280	$226,798	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.45%	1.44%	1.44%	1.41%[5]	1.44%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.55%[5]	1.53%	1.51%	1.50%	1.47%[5]	1.48%[5]
Net investment income (loss)	3.22%[5]	2.92%	2.60%	3.70%	4.18%[5]	4.11%[5]
Portfolio turnover rate	78%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,				Year Ended
	October 31, 2005					September 30,
CLASS C	(unaudited)	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$10.40

Income from investment operations
Net investment income (loss)	0.17	0.31	0.28	0.40	0.26	0.13[3]
Net realized and unrealized gains or losses on investments	(0.21)	0.13	(0.17)	0.57	(0.13)	0.44

Total from investment operations	(0.04)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.18)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$10.44	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$10.78

Total return[4]	(0.38%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$130,071	$130,261	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.45%	1.44%	1.44%	1.41%[5]	1.43%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.55%[5]	1.53%	1.51%	1.50%	1.47%[5]	1.47%[5]
Net investment income (loss)	3.22%[5]	2.93%	2.60%	3.70%	4.17%[5]	4.04%[5]
Portfolio turnover rate	78%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,				Year Ended September 30,
	October 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$10.66	$ 10.65	$ 10.99	$10.53	$ 10.78	$ 10.09	$ 10.08

Income from investment operations
Net investment income (loss)	0.23	0.42	0.40	0.51	0.32	0.62	0.64
Net realized and unrealized gains
or losses on investments	(0.21)	0.12	(0.18)	0.57	(0.13)	0.70	0

Total from investment operations	0.02	0.54	0.22	1.08	0.19	1.32	0.64

Distributions to shareholders from
Net investment income	(0.24)	(0.45)	(0.47)	(0.51)	(0.31)	(0.63)	(0.63)
Net realized gains	0	(0.08)	(0.09)	(0.11)	(0.13)	0	0

Total distributions to shareholders	(0.24)	(0.53)	(0.56)	(0.62)	(0.44)	(0.63)	(0.63)

Net asset value, end of period	$10.44	$ 10.66	$ 10.65	$10.99	$ 10.53	$ 10.78	$ 10.09

Total return	0.13%	5.17%	1.98%	10.48%	1.85%	13.44%	6.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,585,016	$3,608,802	$3,693,542	$3,544,010	$1,558,013	$1,532,324	$1,283,130
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%[2]	0.45%	0.44%	0.44%	0.43%[2]	0.43%	0.42%
Expenses excluding waivers/reimbursements
and expense reductions	0.55%[2]	0.53%	0.51%	0.50%	0.49%[2]	0.47%	0.49%
Net investment income (loss)	4.22%[2]	3.92%	3.60%	4.72%	5.20%[2]	5.96%	6.45%
Portfolio turnover rate	78%	183%	204%	206%	136%	238%	195%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,				Year Ended September 30,
	October 31, 2005
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08

Income from investment operations
Net investment income (loss)	0.21	0.40	0.37[2]	0.48	0.31	0.61	0.61
Net realized and unrealized gains
or losses on investments	(0.21)	0.12	(0.18)	0.57	(0.13)	0.68	0

Total from investment operations	0	0.52	0.19	1.05	0.18	1.29	0.61

Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.44)	(0.48)	(0.30)	(0.60)	(0.60)
Net realized gains	0	(0.08)	(0.09)	(0.11)	(0.13)	0	0

Total distributions to shareholders	(0.22)	(0.51)	(0.53)	(0.59)	(0.43)	(0.60)	(0.60)

Net asset value, end of period	$10.44	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Total return	0.00%	4.91%	1.73%	10.20%	1.71%	13.16%	6.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,762	$54,682	$52,290	$53,991	$19,869	$20,456	$22,213
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[3]	0.70%	0.70%	0.70%	0.68%[3]	0.68%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%[3]	0.78%	0.77%	0.76%	0.74%[3]	0.72%	0.75%
Net investment income (loss)	3.97%[3]	3.68%	3.36%	4.48%	4.95%[3]	5.72%	6.24%
Portfolio turnover rate	78%	183%	204%	206%	136%	238%	195%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS R	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$10.66	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.20	0.40	0.20
Net realized and unrealized gains or losses on investments	(0.21)	0.09	(0.07)

Total from investment operations	(0.01)	0.49	0.13

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.22)
Net realized gains	0	(0.08)	(0.09)

Total distributions to shareholders	(0.21)	(0.48)	(0.31)

Net asset value, end of period	$10.44	$10.66	$10.65

Total return	(0.13%)	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,223	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[2]	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.05%[2]	1.03%	1.03%[2]
Net investment income (loss)	3.79%[2]	3.60%	2.47%[2]
Portfolio turnover rate	78%	183%	204%

1 For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.0%
FIXED-RATE 8.0%
FHLMC:
6.90%, 12/01/2010	$ 37,350,000	$40,420,544
7.21%, 06/15/2017	10,349,553	11,045,353
7.65%, 05/01/2025	3,131,152	3,437,880
FNMA:
4.12%, 06/01/2013	9,180,925	8,680,067
4.32%, 12/01/2009	4,770,000	4,696,506
4.78%, 11/01/2012	14,001,974	13,804,937
5.39%, 09/01/2014	4,442,875	4,532,682
5.57%, 01/01/2006	2,905,533	2,899,941
5.63%, 12/01/2011	8,092,702	8,305,394
5.67%, 09/01/2006	3,792,304	3,792,888
5.81%, 01/01/2009	9,599,095	9,783,860
5.86%, 04/01/2009	106,532	108,725
5.95%, 03/01/2012	6,840,369	7,126,020
5.96%, 12/01/2008	3,522,162	3,594,912
6.05%, 03/01/2012	5,518,718	5,769,771
6.06%, 07/01/2012	16,353,509	17,120,081
6.08%, 12/01/2011	12,234,842	12,807,917
6.10%, 08/01/2008	2,545,164	2,597,977
6.12%, 04/01/2009	7,247,275	7,447,507
6.125%, 05/01/2009	4,141,293	4,260,371
6.13%, 04/01/2009	35,319	36,299
6.14%, 04/01/2009	3,600,915	3,702,813
6.15%, 08/01/2008	7,768,397	7,943,104
6.17%, 04/01/2009	171,935	176,798
6.20%, 09/01/2008	907,527	929,669
6.22%, 08/01/2012	7,772,135	8,233,567
6.23%, 04/01/2011	94,860	99,442
6.25%, 02/01/2011	24,135,000	25,628,825
6.26%, 06/01/2009	5,379,587	5,566,784
6.29%, 04/01/2008	2,734,039	2,793,797
6.31%, 03/01/2008	1,892,814	1,933,220
6.37%, 08/01/2011	4,197,231	4,433,943
6.375%, 01/01/2009	6,704,222	6,919,136
6.42%, 11/01/2008 - 02/01/2011	5,265,920	5,435,658
6.46%, 04/01/2006	592,506	591,886
6.54%, 12/01/2007	58,447	59,727
6.61%, 06/01/2009	7,934,679	8,223,891
6.65%, 12/01/2007	9,310,588	9,530,670
6.81%, 12/01/2006	102,730	103,740
6.84%, 03/01/2007	6,846,536	6,955,502
6.87%, 05/01/2006	1,299,503	1,298,556
6.95%, 08/01/2009	135,949	142,420
7.01%, 12/01/2010	15,253,756	16,397,605
7.02%, 07/01/2009	56,335	59,063
7.09%, 10/01/2007	4,516,770	4,635,993

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
FHLMC continued
7.13%, 11/01/2006	$3,991,362	$4,069,738
7.20%, 12/01/2006	1,422,051	1,438,858
7.29%, 12/01/2010	40,574,598	44,173,792
7.41%, 10/01/2009	4,120,076	4,379,869
7.42%, 10/01/2009	3,272,907	3,480,462
7.74%, 06/01/2007	5,073,583	5,209,910

Total Agency Commercial Mortgage-Backed Securities (cost $371,880,728)		356,818,070

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.4%
FIXED-RATE 11.4%
FHLMC:
Ser. 2279, Class PK, 6.50%, 01/15/2031	15,000,000	15,275,049
Ser. 2447, Class CA, 5.50%, 05/15/2009	19,023	19,012
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,049,607
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,835,962
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	34,318,124
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,261,750
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,007,284
Ser. 2840, Class NC, 5.50%, 03/15/2028	14,515,000	14,574,117
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	24,582,818
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,321,000	17,233,243
Ser. 2912, Class EC, 5.50%, 02/15/2030	34,404,000	34,626,353
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,945,478
Ser. 2957, Class KP, 5.50%, 07/15/2028	58,214,000	58,371,772
Ser. 2958, Class MC, 5.50%, 11/15/2028	27,000,000	27,060,664
Ser. 2961, Class PU, 5.50%, 07/15/2028	23,367,000	23,430,329
Ser. 2964, Class NB, 5.50%, 09/15/2027	25,130,910	25,152,538
Ser. 3049, Class DG, 5.50%, 03/15/2035 (h)	34,538,000	34,026,838
Ser. 3056, Class BP, 5.50%, 02/15/2031	39,001,996	39,182,041
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	21,988,949
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,489,809
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	34,017,415
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	30,426,051	29,553,627

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $515,588,884)		506,002,779

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 19.4%
FIXED-RATE 19.4%
FHLMC:
4.50%, 05/01/2034 - 04/01/2035	32,075,748	29,967,362
5.00%, TBA #	105,825,000	101,823,545
5.05%, 09/01/2035	55,008,817	53,761,217
6.00%, 04/01/2017	88,303	90,266

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC continued
6.50%, 09/01/2019 - 10/01/2032	$ 17,190,604	$17,731,491
7.00%, 02/01/2015	178,891	186,527
FNMA:
4.50%, 03/01/2020	10,399,049	10,063,354
4.50%, TBA #	98,255,000	95,031,057
4.90%, 07/01/2035	39,113,027	38,554,964
5.00%, 12/01/2017 - 06/01/2020	16,363,446	16,154,956
5.00%, TBA #	163,210,000	161,016,784
5.375%, 10/01/2035	39,643,429	39,507,129
5.50%, 05/01/2029 - 09/01/2035	70,453,813	69,588,301
5.50%, TBA #	163,055,000	160,863,867
6.00%, 12/01/2008 - 12/01/2012	472,063	481,110
6.04%, 02/01/2009	3,825,168	3,898,241
6.11%, 04/01/2009	11,637,677	11,954,320
6.25%, 07/01/2008	8,208,519	8,403,607
6.50%, 02/01/2029 - 08/01/2032	159,353	165,707
6.82%, 10/01/2007	22,134,708	22,636,655
7.00%, 08/01/2028 - 06/01/2032	268,642	281,224
7.50%, 02/01/2012 - 12/01/2030	9,036,019	9,553,694
GNMA:
3.75%, 07/20/2024	6,519,148	6,615,499
7.00%, 11/15/2029	366,353	385,438
7.75%, 07/15/2020 - 08/15/2021	956,578	1,013,244
8.25%, 07/15/2008 - 05/15/2020	655,711	710,319
8.30%, 06/15/2019	73,859	80,238
11.50%, 05/15/2013 - 06/15/2013	12,895	14,287

Total Agency Mortgage-Backed Pass Through Securities
(cost $869,922,289)		860,534,403

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.5%
FHLMC, Ser. T-60, Class 1A4C, 5.40%, 03/25/2044	11,258,872	11,208,876
FNMA:
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	25,705,000	24,470,605
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	40,064
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	30,399,873

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $68,026,837)		66,119,418

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.2%
FNMA, Ser. 2002-90, Class A1, 6.50%, 06/25/2042 (cost $9,736,700)	9,235,939	9,450,341

ASSET-BACKED SECURITIES 3.8%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A1, 5.06%,
09/25/2035 (h)	25,345,000	24,501,011
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	12,250,000	12,278,026

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Asset Backed Funding Cert., Ser. 2005-AQ1, Class A1B, 4.25%, 06/25/2035	$22,493,918	$22,410,896
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,710,243	6,730,341
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,447,568
Ser. 2003-RZ5, Class A3, 3.80%, 07/25/2030	20,641,319	20,555,984
Ser. 2004-KS2, Class AI3, 3.02%, 05/25/2029	20,900,000	20,590,145
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 + (h)	1,783	1,783
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,680,000	17,437,376
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	27,019,000	26,602,375

Total Asset-Backed Securities (cost $169,422,756)		168,555,505

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.5%
FIXED-RATE 10.5%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	25,815,000	24,890,802
Ser. 2004-3, Class A5, 5.30%, 06/10/2039	16,550,000	16,737,348
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	10,000,000	9,708,561
Ser. 2004-5, Class A2, 4.18%, 11/10/2041	10,365,000	10,052,194
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%,
06/11/2041	38,870,000	39,265,716
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	9,997,527
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	29,333,037
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	31,120,000	30,037,836
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,312,166
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%,
08/10/2038	22,215,000	22,219,572
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%,
08/10/2038	10,905,000	10,982,098
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	12,249,440	11,723,002
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.21%, 05/15/2041	17,385,000	17,380,291
Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	24,559,000	24,846,635
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	7,621,867	7,857,612
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	7,956,326	8,139,358
Ser. 2000-C5, Class A1, 6.41%, 01/15/2010	13,731,244	14,062,618
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,418,348
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	23,927,996	23,184,556
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,012,143
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	1,356,934	1,357,297
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,561,590
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	15,592,566	15,132,721
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	31,128,802

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	$ 15,650,492	$15,130,209
Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	11,560,000	11,188,451

Total Commercial Mortgage-Backed Securities (cost $477,630,358)		467,660,490

CORPORATE BONDS 17.0%
CONSUMER DISCRETIONARY 1.7%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	23,350,000	15,878,000

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,172,583
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	29,403,036

		39,575,619

Multi-line Retail 0.4%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,814,928
6.90%, 01/15/2032	10,000,000	10,453,600

		20,268,528

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,033,724

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,354,310

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	17,585,000	19,955,915

FINANCIALS 10.4%
Capital Markets 2.1%
Bank of New York Co., Inc., 3.75%, 02/15/2008	18,000,000	17,607,510
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,679,560
7.35%, 10/01/2009	3,115,000	3,362,967
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,119,040
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,699,659
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	11,848,659
MTN, 4.125%, 09/10/2009	12,600,000	12,195,313
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,631,276
3.875%, 01/15/2009	23,850,000	23,038,432

		93,182,416

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 1.5%
BB&T Corp., 7.25%, 06/15/2007	$2,000,000	$2,074,172
National City Corp., 4.50%, 03/15/2010	20,000,000	19,615,960
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,804,251
7.50%, 11/01/2009	11,390,000	12,385,907
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,188,700

		65,068,990

Consumer Finance 3.1%
American General Financial Corp., 4.50%, 11/15/2007	18,525,000	18,399,086
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,280,225
Ford Motor Credit Co., 6.875%, 02/01/2006	2,500,000	2,498,867
General Electric Capital Corp.:
6.80%, 11/01/2005	2,000,000	2,000,000
MTN, 6.125%, 02/22/2011	7,350,000	7,711,010
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,500,935
4.625%, 09/15/2010	12,000,000	11,724,420
4.75%, 05/15/2009	12,600,000	12,471,808
6.75%, 05/15/2011	8,550,000	9,199,364
Sprint Capital Corp., 6.875%, 11/15/2028	31,600,000	33,791,997

		136,577,712

Insurance 0.6%
American International Group, Inc., 4.70%, 10/01/2010 144A	30,000,000	29,495,790

Real Estate 2.4%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	15,000,000	14,687,985
BRE Properties, Inc., REIT, 4.875%, 05/15/2010	17,000,000	16,736,993
CarrAmerica Realty Corp., REIT, 5.125%, 09/01/2011	13,500,000	13,121,703
Duke Realty Corp., REIT:
3.35%, 01/15/2008	12,000,000	11,536,860
3.50%, 11/01/2007	19,800,000	19,222,691
7.05%, 03/01/2006	3,600,000	3,614,944
7.75%, 11/15/2009	7,510,000	8,183,624
EOP Operating, LP:
6.75%, 02/15/2008	9,000,000	9,331,560
6.80%, 01/15/2009	9,075,000	9,511,762
7.00%, 07/15/2011	1,000,000	1,077,434

		107,025,556

Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,754,328
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	17,723,682

		31,478,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	$ 25,000,000	$23,694,000

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
Federal Express Corp., 6.72%, 01/15/2022	7,904,063	8,536,428

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,380,500
7.125%, 12/15/2010	6,870,000	7,505,255

		17,885,755

MATERIALS 0.3%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,186,303

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,654

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.1%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	3,804,574
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	19,032,690
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,243,315
Verizon Communications, Inc.:
5.875%, 01/17/2012	9,050,000	9,105,558
6.75%, 12/01/2005	3,000,000	3,005,541

		50,191,678

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	20,151,373

UTILITIES 1.2%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,870,703

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	18,091,624

Multi-Utilities 0.4%
PG&E Corp., 6.05%, 03/01/2034	17,650,000	17,791,800

Total Corporate Bonds (cost $749,750,157)		756,319,888

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLB, 7.03%, 07/14/2009	2,000,000	2,156,426
FHLMC:
5.125%, 07/15/2012	2,500,000	2,540,753
6.25%, 03/05/2012	1,400,000	1,425,871
FNMA, 6.375%, 06/15/2009	4,500,000	4,751,905

Total U.S. Government & Agency Obligations (cost $11,080,190)		10,874,955

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds:
5.375%, 02/15/2031	$1,000,000	$1,090,938
6.00%, 02/15/2026	274,285,000	315,406,356
U.S. Treasury Notes:
2.625%, 11/15/2006	1,000,000	982,696
2.75%, 08/15/2007	143,845,000	139,866,823
3.125%, 10/15/2008	4,300,000	4,147,655
3.375%, 11/15/2008	76,050,000	73,798,235
4.25%, 11/15/2013 - 08/15/2014	4,930,000	4,824,015
4.875%, 02/15/2012	4,590,000	4,682,700
5.50%, 05/15/2009	2,500,000	2,588,282
TIPS, 3.375%, 01/15/2007	29,136,811	29,903,954

Total U.S. Treasury Obligations (cost $580,953,908)		577,291,654

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 10.0%
FIXED-RATE 9.9%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	22,000,000	21,491,034
Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	18,516,000	18,034,923
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	14,127,000	13,683,005
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	675,910	655,390
Countrywide Home Loans, Inc.:
Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	705,443	693,533
Ser. 2005-HYB3, Class 2A6B, 4.63%, 04/20/2035	30,592,000	29,625,590
GSR Mtge. Loan Trust:
Ser. 2004-12, Class 3A6, 4.49%, 12/25/2034	32,000,000	31,173,325
Ser. 2005-AR4, Class 3A5, 4.81%, 05/25/2034	33,168,000	32,276,444
Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035 (h)	84,741,573	83,156,905
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	38,700,000	37,596,826
Ser. 2005-AR12, Class 1A4, 4.85%, 10/25/2035	48,007,000	46,949,886
Ser. 2005-AR12, Class 1A8, 4.85%, 10/25/2035	34,707,661	34,189,823
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	40,256,269
Ser. 2004-DD, Class 2A6, 4.53%, 01/25/2035	20,530,000	19,962,305
Ser. 2005-AR12, Class 2A5, 4.32%, 07/25/2035	31,615,000	30,546,413

		440,291,671

FLOATING-RATE 0.1%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 4.20%,
07/25/2034	1,465,263	1,467,520

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $449,228,155)		441,759,191

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.9%
FIXED-RATE 0.5%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035	$ 25,698,973	$25,195,034

FLOATING-RATE 0.4%
IndyMac Index Mtge. Loan Trust, Ser. 2005-1, Class A1, 4.11%, 11/25/2035 (h)	16,679,261	16,679,261

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $42,193,522)		41,874,295

YANKEE OBLIGATIONS-CORPORATE 0.7%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	23,709,761

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	8,125,557

Total Yankee Obligations-Corporate (cost $30,687,305)		31,835,318

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006	1,000,000	1,001,119
Italy, 2.50%, 03/31/2006	1,000,000	992,893

Total Yankee Obligations-Government (cost $1,996,790)		1,994,012

	Shares	Value

MUTUAL FUND SHARES 0.1%
MFS Government Markets Income Trust (cost $5,091,443)	844,700	5,448,315

SHORT-TERM INVESTMENTS 12.9%
MUTUAL FUND SHARES 12.9%
Evergreen Institutional Money Market Fund ø ## (cost $572,810,751)	572,810,751	572,810,751

Total Investments (cost $4,926,000,773) 109.8%		4,875,349,385
Other Assets and Liabilities (9.8%)		(436,932,990)

Net Assets 100.0%		$4,438,416,395

(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:
AAA	82.2%
AA	4.0%
A	5.9%
BBB	7.5%
BB	0.4%

100.0%

The following table shows the percent of total investments by maturity as of October 31, 2005:
Less than 1 year	4.2%
1 to 3 year(s)	15.3%
3 to 5 years	24.4%
5 to 10 years	43.1%
10 to 20 years	1.5%
20 to 30 years	11.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $4,353,190,022)	$4,302,538,634
Investments in affiliated money market fund, at value (cost $572,810,751)	572,810,751

Total investments	4,875,349,385
Receivable for securities sold	114,029,600
Principal paydown receivable	39,905
Receivable for Fund shares sold	2,927,336
Interest receivable	31,820,144
Prepaid expenses and other assets	584,425

Total assets	5,024,750,795

Liabilities
Dividends payable	8,787,056
Payable for securities purchased	574,660,197
Payable for Fund shares redeemed	2,554,594
Advisory fee payable	27,947
Distribution Plan expenses payable	11,657
Due to other related parties	12,756
Accrued expenses and other liabilities	280,193

Total liabilities	586,334,400

Net assets	$4,438,416,395

Net assets represented by
Paid-in capital	$4,484,948,891
Overdistributed net investment income	(1,305,075)
Accumulated net realized gains on investments	5,423,967
Net unrealized losses on investments	(50,651,388)

Total net assets	$4,438,416,395

Net assets consists of
Class A	$457,065,217
Class B	206,279,686
Class C	130,071,496
Class I	3,585,015,550
Class IS	48,761,587
Class R	11,222,859

Total net assets	$4,438,416,395

Shares outstanding (unlimited number of shares authorized)
Class A	43,797,117
Class B	19,766,560
Class C	12,463,840
Class I	343,536,478
Class IS	4,672,468
Class R	1,075,467

Net asset value per share
Class A	$10.44
Class A — Offering price (based on sales charge of 4.75%)	$10.96
Class B	$10.44
Class C	$10.44
Class I	$10.44
Class IS	$10.44
Class R	$10.44

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest	$99,309,675
Income from affiliate	5,529,594
Dividends	327,979

Total investment income	105,167,248

Expenses
Advisory fee	7,214,461
Distribution Plan expenses
Class A	693,451
Class B	1,094,275
Class C	655,799
Class IS	66,814
Class R	16,944
Administrative services fee	2,244,796
Transfer agent fees	1,782,529
Trustees’ fees and expenses	31,798
Printing and postage expenses	79,608
Custodian and accounting fees	641,990
Registration and filing fees	126,771
Professional fees	52,797
Other	43,293

Total expenses	14,745,326
Less: Expense reductions	(51,719)
Fee waivers and expense reimbursements	(2,146,766)

Net expenses	12,546,841

Net investment income	92,620,407

Net realized and unrealized gains or losses on investments
Net realized gains on investments	9,336,943
Net change in unrealized gains or losses on investments	(99,175,175)

Net realized and unrealized gains or losses on investments	(89,838,232)

Net increase in net assets resulting from operations	$2,782,175

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$92,620,407		$173,266,426
Net realized gains on investments		9,336,943		30,091,032
Net change in unrealized gains or
losses on investments		(99,175,175)		16,882,424

Net increase in net assets resulting
from operations		2,782,175		220,239,882

Distributions to shareholders
from
Net investment income
Class A		(9,464,644)		(17,634,860)
Class B		(3,711,614)		(8,063,195)
Class C		(2,226,825)		(4,366,474)
Class I		(79,858,049)		(155,266,028)
Class IS		(1,108,446)		(2,120,964)
Class R		(133,324)		(75,029)
Net realized gains
Class A		0		(3,150,163)
Class B		0		(1,718,401)
Class C		0		(926,393)
Class I		0		(25,438,757)
Class IS		0		(373,789)
Class R		0		(15,202)

Total distributions to shareholders		(96,502,902)		(219,149,255)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,972,295	84,769,904	12,519,904	133,629,644
Class B	892,858	9,494,114	1,952,762	20,879,399
Class C	2,007,762	21,338,969	3,602,350	38,461,002
Class I	31,604,076	336,320,593	78,474,517	839,163,073
Class IS	999,428	10,655,422	2,678,236	28,584,335
Class R	665,767	7,049,797	529,096	5,663,136

		469,628,799		1,066,380,589

Net asset value of shares issued in
reinvestment of distributions
Class A	738,075	7,844,478	1,587,062	16,964,324
Class B	264,932	2,816,657	717,023	7,664,798
Class C	97,534	1,036,982	286,102	3,058,516
Class I	2,700,417	28,702,056	6,193,805	66,217,729
Class IS	71,543	760,777	164,576	1,759,226
Class R	5,482	58,111	3,842	40,978

		41,219,061		95,705,571

Automatic conversion of Class B
shares to Class A shares
Class A	218,264	2,326,604	541,115	5,767,425
Class B	(218,264)	(2,326,604)	(541,115)	(5,767,425)

		0		0

Payment for shares redeemed
Class A	(7,573,054)	(80,417,865)	(15,002,463)	(159,969,003)
Class B	(2,456,907)	(26,108,041)	(6,632,844)	(70,741,994)
Class C	(1,865,595)	(19,822,426)	(5,001,542)	(53,380,307)
Class I	(29,441,193)	(313,196,273)	(103,223,252)	(1,102,577,689)
Class IS	(1,530,143)	(16,275,910)	(2,619,455)	(27,976,042)
Class R	(123,914)	(1,314,590)	(22,810)	(243,570)

		(457,135,105)		(1,414,888,605)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Capital share transactions	Shares		Shares
continued
Net asset value of shares issued in
acquisition
Class I	0	$ 0	10,542,453	$ 111,341,321

Net increase (decrease) in net assets
resulting from capital share
transactions		53,712,755		(141,461,124)

Total decrease in net assets		(40,007,972)		(140,370,497)
Net assets
Beginning of period		4,478,424,367		4,618,794,864

End of period		$4,438,416,395		$4,478,424,367

Undistributed (overdistributed) net
investment income		$ (1,305,075)		$2,577,420

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31,2005, EIMC waived its advisory fee in the amount of $2,144,988 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,778.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended October 31, 2005, EIS received $14,596 from the sale of Class A shares and $319,439 and $4,642 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Bond Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to SouthTrust Bond Fund shareholders at an exchange ratio of 0.95 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,887,663. The aggregate net assets of the Fund and SouthTrust Bond Fund immediately prior to the acquisition were $4,404,041,688 and $111,341,321, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,515,383,009.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$2,771,571,910	$871,195,842	$2,407,693,322	$991,756,260

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,937,122,462. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,949,600 and $75,722,677, respectively, with a net unrealized depreciation of $61,773,077.

As of April 30, 2005, the Fund had $8,568,320 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 1,111,717	$1,101,227	$ 4,007,704	$ 2,347,672

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2005 in accordance with income tax regulations. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT EVENT

Effective January 1, 2006, EIMC is paid an annual fee starting at 0.32% and declining to 0.28% as the average daily net assets of the Fund increases.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, Tattersall Advisory Group, Inc (“Tattersall”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Tattersall formulate and implement an investment program for the Fund. They noted

ADDITIONAL INFORMATION (unaudited) continued

that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund had performed in the third quintile over recently completed one- and three-year periods and performed in the second quin-tile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

ADDITIONAL INFORMATION (unaudited) continued

administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, among others, private accounts or pools managed by EIMC. The Trustees considered information regarding the fees paid to EIMC by other clients, including mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc., Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564352 rv3 12/2005

Evergreen Select High Yield

Evergreen

SELECT HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Select High Yield Bond Fund, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.”

1

LETTER TO SHAREHOLDERS continued

While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one

2

LETTER TO SHAREHOLDERS continued

specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT  TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard M. Cryan

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

6-month return	3.06%	2.93%

Average annual return

1-year	0.38%	0.13%

5-year	7.45%	7.18%

Since portfolio inception	6.37%	6.10%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index†* (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders. High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

* The Fund’s index was changed to reflect that of the Merrill Lynch High Yield, Cash Pay, BB-B Index (MLHYCPBB-B) from Merrill Lynch High Yield Master Index (MLHYMI). The investment advisor believes that the Merrill Lynch High Yield, Cash Pay, BB-B Index is a more accurate reflection of the investment style of the Fund.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,030.62	$ 3.38
Class IS	$ 1,000.00	$ 1,029.33	$ 4.71
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.88	$ 3.36
Class IS	$ 1,000.00	$ 1,020.57	$ 4.69

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class I and 0.91% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended					Year Ended
	October 31,	Year Ended April 30,				September 30,
	2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57	$ 10.00

Income from investment operations
Net investment income (loss)	0.30	0.64	0.69[3]	0.69[3]	0.43	0.79[3]	0.71
Net realized and unrealized gains or losses on investments	(0.02)	(0.37)	0.17	(0.01)	0.49	(0.64)	(0.44)

Total from investment operations	0.28	0.27	0.86	0.68	0.92	0.15	0.27

Distributions to shareholders from
Net investment income	(0.30)	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)	(0.70)

Net asset value, end of period	$ 9.13	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Total return	3.06%	2.78%	9.47%	7.78%	10.48%	1.51%	2.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$451,010	$490,363	$597,678	$372,881	$175,741	$152,633	$72,204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.66%[4]	0.66%	0.67%	0.67%	0.68%[4]	0.63%	0.61%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.66%[4]	0.66%	0.67%	0.67%	0.69%[4]	0.71%	0.79%[4]
Net investment income (loss)	6.49%[4]	6.71%	7.26%	7.66%	7.95%[4]	8.52%	8.98%[4]
Portfolio turnover rate	11%	71%	65%	37%	48%	79%	48%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended					Year Ended
	October 31,	Year Ended April 30,				September 30,
	2005
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$9.57	$10.00

Income from investment operations
Net investment income (loss)	0.29	0.61	0.67	0.66[3]	0.41	0.78[3]	0.71
Net realized and unrealized gains or losses on investments	(0.02)	(0.37)	0.16	0	0.49	(0.65)	(0.47)

Total from investment operations	0.27	0.24	0.83	0.66	0.90	0.13	0.24

Distributions to shareholders from
Net investment income	(0.29)	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)	(0.67)

Net asset value, end of period	$ 9.13	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$8.87	$ 9.57

Total return	2.93%	2.52%	9.20%	7.51%	10.33%	1.25%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,485	$15,936	$5,781	$1,020	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[4]	0.93%	0.92%	0.92%	0.94%[4]	0.81%	0.56%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.92%[4]	0.93%	0.92%	0.92%	0.95%[4]	0.89%	0.84%[4]
Net investment income (loss)	6.25%[4]	6.48%	6.98%	7.22%	7.70%[4]	8.40%	8.89%[4]
Portfolio turnover rate	11%	71%	65%	37%	48%	79%	48%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 89.2%
CONSUMER DISCRETIONARY 26.6%
Diversified Consumer Services 1.6%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$ 2,970,000	$3,081,375
Service Corporation International, 7.00%, 06/15/2017 144A	4,175,000	4,164,563

		7,245,938

Hotels, Restaurants & Leisure 8.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	3,925,000	4,199,750
Chumash Casino & Resort Enterprise, 9.52%, 07/15/2010 144A	4,900,000	5,230,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,150,000	4,892,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	5,020,000	4,781,550
MGM MIRAGE, Inc., 5.875%, 02/27/2014	5,400,000	5,076,000
Seneca Gaming Corp., 7.25%, 05/01/2012	4,290,000	4,402,612
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/2007	4,900,000	5,040,875
Station Casinos, Inc., 6.50%, 02/01/2014	4,575,000	4,586,437
Town Sports International, Inc., 9.625%, 04/15/2011	3,425,000	3,536,313

		41,746,787

Household Durables 4.1%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	4,900,000	4,591,099
M/I Homes, Inc., 6.875%, 04/01/2012	3,925,000	3,552,125
Meritage Homes Corp., 6.25%, 03/15/2015	2,100,000	1,837,500
Technical Olympic USA, Inc., 7.50%, 01/15/2015	5,450,000	4,550,750
WCI Communities, Inc., 9.125%, 05/01/2012	4,495,000	4,539,950

		19,071,424

Media 6.5%
CSC Holdings, Inc., 7.625%, 04/01/2011	3,925,000	3,954,437
Dex Media West, LLC, 5.875%, 11/15/2011	3,850,000	3,878,875
Emmis Communications Corp., 6.875%, 05/15/2012	1,725,000	1,712,063
LIN TV Corp., 6.50%, 05/15/2013	5,650,000	5,381,625
Mediacom Communications Corp., 9.50%, 01/15/2013	3,975,000	3,905,437
MediaNews Group, Inc., 6.375%, 04/01/2014	4,175,000	4,008,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,475,000	5,034,375
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	2,325,000	2,400,563

		30,275,375

Multi-line Retail 1.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,575,000	4,815,188

Specialty Retail 2.7%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,050,000	3,217,750
Group 1 Automotive, Inc., 8.25%, 08/15/2013	1,225,000	1,185,187
Payless ShoeSource, Inc., 8.25%, 08/01/2013	4,155,000	4,238,100
United Auto Group, Inc., 9.625%, 03/15/2012	3,925,000	4,096,719

		12,737,756

Textiles, Apparel & Luxury Goods 1.8%
Oxford Industries, Inc., 8.875%, 06/01/2011	3,800,000	3,914,000
Warnaco Group, Inc., 8.875%, 06/15/2013	4,270,000	4,622,275

		8,536,275

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 7.3%
Food & Staples Retailing 3.6%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$975,000	$994,500
Ingles Markets, Inc., 8.875%, 12/01/2011	4,985,000	5,016,156
Rite Aid Corp., 8.125%, 05/01/2010	5,355,000	5,381,775
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	4,900,000	5,401,662

		16,794,093

Food Products 2.9%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	4,900,000	4,967,375
Dean Foods Co., 6.625%, 05/15/2009	4,025,000	4,125,625
Del Monte Foods Co., 8.625%, 12/15/2012	4,173,000	4,465,110

		13,558,110

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	3,925,000	3,826,875

ENERGY 11.2%
Energy Equipment & Services 3.5%
Dresser, Inc., 9.375%, 04/15/2011	4,425,000	4,602,000
Hanover Compressor Co., 9.00%, 06/01/2014	170,000	186,575
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	3,925,000	3,846,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	5,650,000	5,466,375
Parker Drilling Co., 9.625%, 10/01/2013	1,934,000	2,195,090

		16,296,540

Oil, Gas & Consumable Fuels 7.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,380,000	4,456,650
Exco Resources, Inc., 7.25%, 01/15/2011	4,070,000	4,131,050
Ferrellgas Partners, LP, 6.75%, 05/01/2014	5,560,000	5,365,400
Forest Oil Corp., 7.75%, 05/01/2014	4,900,000	5,181,750
Frontier Oil Corp., 6.625%, 10/01/2011	3,850,000	3,946,250
Peabody Energy Corp., 6.875%, 03/15/2013	3,070,000	3,185,125
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,080,000	4,375,800
Targa Resources, Inc., 8.50%, 11/01/2013 144A	500,000	510,000
Williams Cos., 7.125%, 09/01/2011	4,475,000	4,637,219

		35,789,244

FINANCIALS 6.7%
Consumer Finance 1.0%
General Motors Acceptance Corp., 5.625%, 05/15/2009	5,150,000	4,873,383

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,175,000	4,488,125

Real Estate 4.7%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	3,224,000	3,546,400
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	4,850,000	4,940,938
La Quinta Properties, Inc., 7.00%, 08/15/2012	4,850,000	4,971,250
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	2,155,000	2,176,550

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	$ 4,900,000	$4,789,750
Ventas, Inc., REIT, 7.125%, 06/01/2015	1,400,000	1,452,500

		21,877,388

HEALTH CARE 4.8%
Health Care Providers & Services 4.3%
Coventry Health Care, Inc., 6.125%, 01/15/2015	825,000	835,312
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,125,000	5,022,500
HCA, Inc., 6.375%, 01/15/2015	4,900,000	4,832,586
Omnicare, Inc., 6.125%, 06/01/2013	4,425,000	4,270,125
Triad Hospitals, Inc., 7.00%, 11/15/2013	4,900,000	4,924,500

		19,885,023

Pharmaceuticals 0.5%
Mylan Laboratories, Inc., 6.375%, 08/15/2015 144A	2,325,000	2,307,563

INDUSTRIALS 9.0%
Aerospace & Defense 1.2%
Aviall, Inc., 7.625%, 07/01/2011	3,925,000	4,003,500
DRS Technologies, Inc., 6.875%, 11/01/2013	1,500,000	1,432,500

		5,436,000

Commercial Services & Supplies 5.5%
Adesa, Inc., 7.625%, 06/15/2012	4,890,000	4,938,900
Allied Waste Industries, Inc., 6.375%, 04/15/2011	5,070,000	4,917,900
Corrections Corporation of America, 6.25%, 03/15/2013	4,875,000	4,820,156
Geo Group, Inc., 8.25%, 07/15/2013	1,645,000	1,599,763
Mobile Mini, Inc., 9.50%, 07/01/2013	3,425,000	3,784,625
NationsRent Companies, Inc., 9.50%, 10/15/2010	4,900,000	5,353,250

		25,414,594

Machinery 2.1%
Case New Holland, Inc., 9.25%, 08/01/2011	3,925,000	4,150,688
Manitowoc Co., Inc., 7.125%, 11/01/2013	915,000	947,025
Navistar International Corp., 6.25%, 03/01/2012	5,375,000	4,850,937

		9,948,650

Road & Rail 0.2%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	975,000	1,001,812

INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
Unisys Corp., 6.875%, 03/15/2010	4,825,000	4,342,500

MATERIALS 13.4%
Chemicals 5.2%
Equistar Chemicals, LP, 10.625%, 05/01/2011	4,175,000	4,571,625
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	3,975,000	4,432,125

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co., 10.50%, 06/01/2013	$ 4,900,000	$5,579,875
Millenium America, Inc., 9.25%, 06/15/2008	4,425,000	4,767,937
Scotts Co., 6.625%, 11/15/2013	4,900,000	5,022,500

		24,374,062

Containers & Packaging 1.1%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	4,825,000	4,559,625
Plastipak Holdings, Inc., 10.75%, 09/01/2011	580,000	638,000

		5,197,625

Metals & Mining 3.7%
Alaska Steel Corp., 7.75%, 06/15/2012	5,325,000	4,819,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	4,186,000	4,301,115
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,050,000	3,286,375
United States Steel Corp., 10.75%, 08/01/2008	4,175,000	4,655,125

		17,061,740

Paper & Forest Products 3.4%
Boise Cascade, LLC, 7.125%, 10/15/2014	4,900,000	4,385,500
Bowater, Inc., 6.50%, 06/15/2013	2,475,000	2,190,375
Buckeye Technologies, Inc., 8.50%, 10/01/2013	4,900,000	4,887,750
Georgia Pacific Corp., 8.125%, 05/15/2011	3,925,000	4,278,250

		15,741,875

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 3.2%
Citizens Communications Co., 6.25%, 01/15/2013	4,900,000	4,667,250
Insight Midwest, LP, 10.50%, 11/01/2010	4,650,000	4,905,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	4,900,000	5,157,250

		14,730,250

Wireless Telecommunication Services 1.1%
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	4,725,000	4,745,936
Rural Cellular Corp., 8.25%, 03/15/2012	600,000	627,000

		5,372,936

UTILITIES 5.0%
Electric Utilities 2.0%
DPL, Inc., 6.875%, 09/01/2011	2,000,000	2,130,000
Edison International, 7.73%, 06/15/2009	2,325,000	2,423,813
Reliant Energy, Inc., 6.75%, 12/15/2014	5,075,000	4,745,125

		9,298,938

Independent Power Producers & Energy Traders 1.9%
NRG Energy, Inc., 8.00%, 12/15/2013	1,898,000	2,078,310
Tenaska, Inc., 7.00%, 06/30/2021 144A	1,470,048	1,500,878
Texas Genco, Inc., 6.875%, 12/15/2014 144A	5,225,000	5,616,875

		9,196,063

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	$ 2,325,000	$3,127,125
CMS Energy Corp., 7.50%, 01/15/2009	1,825,000	1,900,281

		5,027,406

Total Corporate Bonds (cost $419,507,682)		416,269,538

YANKEE OBLIGATIONS - CORPORATE 7.3%
CONSUMER DISCRETIONARY 2.0%
Hotels, Restaurants & Leisure 1.1%
Intrawest Corp., 7.50%, 10/15/2013	4,900,000	5,010,250

Media 0.9%
Rogers Cable, Inc., 5.50%, 03/15/2014	4,900,000	4,532,500

CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	4,900,000	4,569,250

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011	2,880,000	2,865,600

MATERIALS 2.5%
Chemicals 0.8%
Nova Chemicals Corp., 6.50%, 01/15/2012	3,675,000	3,528,000

Containers & Packaging 1.0%
Norampac, Inc., 6.75%, 06/01/2013	4,900,000	4,630,500

Metals & Mining 0.7%
Novelis, Inc., 7.25%, 02/15/2015 144A	3,765,000	3,454,388

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,350,000	5,363,375

Total Yankee Obligations-Corporate (cost $35,465,149)		33,953,863

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund ø (cost $6,930,509)	6,930,509	6,930,509

Total Investments (cost $461,903,340) 98.0%		457,153,910
Other Assets and Liabilities 2.0%		9,340,971

Net Assets 100.0%		$466,494,881

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	1.6%
A	1.0%
BBB	2.2%
BB	42.2%
B	53.0%

100.0%

The following table shows the percent of total investments by maturity as of October 31, 2005:

Less than 1 year	1.6%
1 to 3 year(s)	4.2%
3 to 5 years	10.8%
5 to 10 years	81.2%
10 to 20 years	2.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $454,972,831)	$450,223,401
Investments in affiliated money market fund, at value (cost $6,930,509)	6,930,509

Total investments	457,153,910
Receivable for Fund shares sold	147,975
Interest receivable	10,349,257
Prepaid expenses and other assets	114,479

Total assets	467,765,621

Liabilities
Dividends payable	1,182,131
Payable for Fund shares redeemed	44,714
Advisory fee payable	6,366
Distribution Plan expenses payable	106
Due to other related parties	2,288
Accrued expenses and other liabilities	35,135

Total liabilities	1,270,740

Net assets	$466,494,881

Net assets represented by
Paid-in capital	$540,513,498
Overdistributed net investment income	(1,375,813)
Accumulated net realized losses on investments	(67,893,374)
Net unrealized losses on investments	(4,749,430)

Total net assets	$466,494,881

Net assets consists of
Class I	$451,010,198
Class IS	15,484,683

Total net assets	$466,494,881

Shares outstanding (unlimited number of shares authorized)
Class I	49,386,507
Class IS	1,695,579

Net asset value per share
Class I	$9.13
Class IS	$9.13

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest	$18,083,532
Income from affiliate	217,477

Total investment income	18,301,009

Expenses
Advisory fee	1,279,945
Distribution Plan expenses	20,203
Administrative services fee	254,886
Transfer agent fees	21,579
Trustees’ fees and expenses	19,290
Printing and postage expenses	15,390
Custodian and accounting fees	67,794
Registration and filing fees	15,096
Professional fees	15,010
Interest expense	8,705
Other	4,574

Total expenses	1,722,472
Less: Expense reductions	(4,037)

Net expenses	1,718,435

Net investment income	16,582,574

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,734,920)
Net change in unrealized gains or losses on investments	2,111,843

Net realized and unrealized gains or losses on investments	376,923

Net increase in net assets resulting from operations	$16,959,497

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$16,582,574		$39,446,416
Net realized gains or losses on investments		(1,734,920)		6,922,615
Net change in unrealized gains or losses on investments		2,111,843		(29,238,711)

Net increase in net assets resulting from operations		16,959,497		17,130,320

Distributions to shareholders from
Net investment income
Class I		(15,940,067)		(38,903,805)
Class IS		(500,503)		(496,908)

Total distributions to shareholders		(16,440,570)		(39,400,713)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,400,328	77,536,752	21,258,771	202,119,253
Class IS	126,316	1,167,469	1,979,630	19,040,172

		78,704,221		221,159,425

Net asset value of shares issued in reinvestment of distributions
Class I	894,922	8,321,379	1,935,472	18,384,184
Class IS	4,062	37,768	29,441	279,005

		8,359,147		18,663,189

Payment for shares redeemed
Class I	(13,518,248)	(125,745,950)	(32,388,905)	(306,368,514)
Class IS	(177,061)	(1,641,065)	(874,235)	(8,342,250)

		(127,387,015)		(314,710,764)

Net decrease in net assets resulting from capital share transactions		(40,323,647)		(74,888,150)

Total decrease in net assets		(39,804,720)		(97,158,543)
Net assets
Beginning of period		506,299,601		603,458,144

End of period		$466,494,881		$506,299,601

Overdistributed net investment income		$(1,375,813)		$(1,517,817)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . ORGANIZATION

Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5 . SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $52,405,070 and $71,238,082, respectively, for the six months ended October 31, 2005.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $461,957,453. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,403,811 and $12,207,354, respectively, with a net unrealized depreciation of $4,803,543.

As of April 30, 2005, the Fund had $66,107,231 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010 and $58,863,257

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

7 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended October 31, 2005, the Fund had average borrowings outstanding of $220,923 on an annualized basis at an average rate of 3.94% and paid interest of $8,705.

1 0 . CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

1 1 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

23

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

24

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the fifth quintile over recently completed one- and three-year periods and performed in the second quintile over the recently completed five-year period. The Trustees noted that the Fund’s assets are principally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS
TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

564357 rv3 12/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564357 rv3 12/2005

Evergreen Strategic Core Bond

Evergreen

STRATEGIC CORE BOND PORTFOLIO

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Core Bond Portfolio, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

1

LETTER TO SHAREHOLDERS continued

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.” While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured

2

LETTER TO SHAREHOLDERS continued

yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

Notice to Shareholders:

At a meeting held on December 7 and 8, 2005, the Board of Trustees approved the liquidation of the Fund. Effective after the close of business on December 12, 2005, shares of the Fund are no longer available for purchase by either new or existing shareholders. The Fund intends to notify all existing shareholders in a letter dated January 2006 that the Fund will liquidate on or about March 15, 2006.

3

FUND AT A GLANCE
as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/6/1994
Class I
Class inception date	12/6/1994

Nasdaq symbol	ENFDX

6-month return	-0.18%

Average annual return

1-year	0.94%

5-year	6.17%

10-year	5.90%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Strategic Core Bond Portfolio Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

High yield, lower rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risk associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 998.19	$ 2.82
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,022.38	$ 2.85

* Expenses are equal to the Fund’s annualized expense ratio (0.56% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.
6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,				Year Ended September 30,
	October 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 12.97	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18	$ 12.38

Income from investment operations
Net investment income (loss)	0.30	0.54	0.49	0.67	0.40	0.80	0.80
Net realized and unrealized gains or losses on
investments	(0.32)	0.08	(0.23)	0.66	(0.13)	0.70	(0.08)

Total from investment operations	(0.02)	0.62	0.26	1.33	0.27	1.50	0.72

Distributions to shareholders from
Net investment income	(0.32)	(0.58)	(0.64)	(0.69)	(0.35)	(0.84)	(0.92)
Net realized gains	0	(0.09)	0	0	0	0	0

Total distributions to shareholders	(0.32)	(0.67)	(0.64)	(0.69)	(0.35)	(0.84)	(0.92)

Net asset value, end of period	$ 12.63	$ 12.97	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18

Total return	(0.18%)	4.87%	1.90%	10.62%	2.18%	12.63%	6.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,315	$14,909	$18,065	$23,696	$33,138	$45,060	$60,729
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%[3]	0.43%	0.38%	0.41%	0.30%[3]	0.14%	0.11%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[3]	0.43%	0.41%	0.47%	0.30%[3]	0.14%	0.11%[3]
Net investment income (loss)	4.20%[3]	4.20%	3.71%	4.90%	5.48%[3]	6.40%	6.86%[3]
Portfolio turnover rate	126%	271%	272%	260%	166%	192%	113%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
2 For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.
3 Annualized
See Notes to Financial Statements
7

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)	Principal	Value
	Amount

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
FIXED-RATE 9.1%
FNMA:
6.20%, 01/01/2011	$ 137,489	$ 143,683
7.29%, 12/01/2010	366,593	399,112
7.53%, 05/01/2007	388,665	397,875

Total Agency Commercial Mortgage-Backed Securities (cost $1,001,943)		940,670

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 17.1%
FIXED-RATE 17.1%
FHLMC:
Ser. 2709, Class PC, 5.00%, 09/15/2018	175,000	174,708
Ser. 2750, Class DB, 4.50%, 05/15/2015	150,000	148,589
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	188,126
Ser. 2808, Class PE, 5.50%, 01/15/2029	160,000	160,117
Ser. 2827, Class TD, 5.00%, 02/15/2030	170,000	166,312
Ser. 2876, Class PD, 5.50%, 01/15/2028	200,000	200,214
Ser. 2894, Class QC, 5.50%, 05/15/2030	180,000	179,100
Ser. 2912, Class EC, 5.50%, 02/15/2030	180,000	181,163
Ser. 2957, Class KP, 5.50%, 07/15/2028	115,000	115,312
FNMA, Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	250,409

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,812,461)		1,764,050

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.6%
FIXED-RATE 7.6%
FHLMC, 4.50%, 05/01/2034	186,256	174,160
FNMA:
4.50%, TBA #	75,000	72,539
5.00%, TBA #	280,000	276,237
5.50%, TBA #	90,000	88,791
7.50%, 11/01/2029	78,747	83,237
GNMA, 4.50%, 08/20/2029	87,480	87,888

Total Agency Mortgage-Backed Pass Through Securities (cost $791,473)		782,852

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 3.5%
FNMA:
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	190,000	190,174
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	169,581

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $371,216)		359,755

ASSET-BACKED SECURITIES 4.7%
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%,
03/25/2032	245,796	246,533
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	236,706

Total Asset-Backed Securities (cost $500,316)		483,239

See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)	Principal	Value
	Amount

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.9%
FIXED-RATE 8.9%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.,
Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	$ 130,000	$ 131,523
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	76,163	77,915
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	205,000	195,095
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	158,643	154,662
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	200,000	193,056
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16,
Class A4, 4.85%, 10/15/2041	170,000	164,536

Total Commercial Mortgage-Backed Securities (cost $937,595)		916,787

CORPORATE BONDS 16.2%
CONSUMER DISCRETIONARY 3.2%
Automobiles 0.3%
Ford Motor Co., 6.375%, 02/01/2029	50,000	34,000

Media 1.8%
Comcast Corp., 6.20%, 11/15/2008	100,000	103,014
Time Warner, Inc., 7.625%, 04/15/2031	75,000	84,816

		187,830

Multi-line Retail 1.1%
May Department Stores Co., 7.45%, 09/15/2011	100,000	109,919

FINANCIALS 8.4%
Capital Markets 3.3%
Franklin Resources, Inc., 3.70%, 04/15/2008	100,000	97,290
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	100,000	95,554
Morgan Stanley, 3.875%, 01/15/2009	150,000	144,896

		337,740

Commercial Banks 1.7%
Bank of America Corp., 4.375%, 12/01/2010	175,000	170,064

Consumer Finance 2.0%
HSBC Finance Corp., 6.40%, 06/17/2008	100,000	103,582
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	106,937

		210,519

Thrifts & Mortgage Finance 1.4%
Washington Mutual, Inc., 5.00%, 03/22/2012	150,000	147,368

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
BellSouth Corp., 6.375%, 06/01/2028	75,000	75,487
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	75,000	83,968
Verizon Communications, Inc., 5.875%, 01/17/2012	100,000	100,614

		260,069

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)	Principal	Value
	Amount

CORPORATE BONDS continued
UTILITIES 2.1%
Electric Utilities 2.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	$ 200,000	$ 213,553

Total Corporate Bonds (cost $1,618,378)		1,671,062

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds, 6.00%, 02/15/2026	695,000	799,196
U.S. Treasury Notes:
2.75%, 08/15/2007	40,000	38,894
3.375%, 11/15/2008	870,000	844,240
4.875%, 02/15/2012	75,000	76,514
TIPS, 3.375%, 01/15/2007	24,748	25,399

Total U.S. Treasury Obligations (cost $1,819,697)		1,784,243

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.9%
FIXED-RATE 11.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.80%,
05/25/2035	150,000	146,342
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.62%, 03/20/2010	150,000	145,453
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035 (h)	175,000	171,728
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	160,000	153,371
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	150,000	145,965
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	145,000	141,782
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	155,000	148,494
Ser. 2004-DD, Class 2A6, 4.53%, 01/25/2035	180,000	175,023

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,247,869)		1,228,158

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
FIXED-RATE 1.5%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035
(cost $156,916)	158,050	154,951

YANKEE OBLIGATIONS-CORPORATE 1.0%
MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033 (cost $101,881)	100,000	99,726

	Shares	Value

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional Money Market Fund ø ## (cost $487,732)	487,732	487,732

Total Investments (cost $10,847,477) 103.5%		10,673,225
Other Assets and Liabilities (3.5%)		(357,901)

Net Assets 100.0%		$ 10,315,324

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

# When-issued or delayed delivery security

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

## All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TIPS	Treasury Inflation Protected Securities
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	82.6%
AA	4.0%
A	6.0%
BBB	7.1%
BB	0.3%

100.0%

The following table shows the percent of total investments by maturity as of October 31, 2005:

Less than 1 year	2.8%
1 to 3 year(s)	21.3%
3 to 5 years	29.0%
5 to 10 years	32.8%
10 to 20 years	1.4%
20 to 30 years	12.7%

100.0%

See Notes to Financial Statements
11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $10,359,745)	$ 10,185,493
Investments in affiliated money market fund, at value (cost $487,732)	487,732

Total investments	10,673,225
Interest receivable	81,545
Prepaid expenses and other assets	9,969

Total assets	10,764,739

Liabilities
Payable for securities purchased	442,250
Due to related parties	350
Accrued expenses and other liabilities	6,815

Total liabilities	449,415

Net assets	$ 10,315,324

Net assets represented by
Paid-in capital	$ 10,277,921
Overdistributed net investment income	(10,787)
Accumulated net realized gains on investments	222,442
Net unrealized losses on investments	(174,252)

Total net assets	$ 10,315,324

Shares outstanding (unlimited number of shares authorized) — Class I	816,984

Net asset value per share — Class I	$ 12.63

See Notes to Financial Statements
12

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest	$ 266,551
Income from affiliate	9,087

Total investment income	275,638

Expenses
Transfer agent fees	1,272
Trustees’ fees and expenses	85
Printing and postage expenses	9,172
Custodian and accounting fees	3,423
Registration and filing fees	10,618
Professional fees	6,866
Interest expense	312
Other	470

Total expenses	32,218
Less: Expense reductions	(264)

Net expenses	31,954

Net investment income	243,684

Net realized and unrealized gains or losses on investments
Net realized gains on investments	153,067
Net change in unrealized gains or losses on investments	(384,690)

Net realized and unrealized gains or losses on investments	(231,623)

Net increase in net assets resulting from operations	$ 12,061

See Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended		Year Ended
	October 31, 2005
	(unaudited)		April 30, 2005 (a)

Operations
Net investment income		$ 243,684		$ 688,222
Net realized gains on investments		153,067		167,530
Net change in unrealized gains or losses
on investments		(384,690)		(96,675)

Net increase in net assets resulting from
operations		12,061		759,077

Distributions to shareholders from
Net investment income
Class I		(262,534)		(732,483)
Net realized gains
Class I		0		(110,724)

Total distributions to shareholders		(262,534)		(843,207)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	638,089	8,282,185	1,522,538	19,811,256

Net asset value of shares issued in
reinvestment of distributions
Class I	20,124	259,060	57,112	739,811

Payment for shares redeemed
Class I	(990,695)	(12,884,235)	(1,817,547)	(23,622,775)
Class IS	0	0	(745)	(9,665)

		(12,884,235)		(23,632,440)

Net decrease in net assets resulting from
capital share transactions		(4,342,990)		(3,081,373)

Total decrease in net assets		(4,593,463)		(3,165,503)
Net assets
Beginning of period		14,908,787		18,074,290

End of period		$ 10,315,324		$ 14,908,787

Undistributed (overdistributed) net
investment income		$ (10,787)		$ 8,063

(a) On May 6, 2004, all shares in Class IS were redeemed and the Fund no longer offers Class IS shares.

See Notes to Financial Statements
14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Core Bond Portfolio (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Shares of the Fund are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its investment advisory affiliates) and through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms.

On May 6, 2004, all Institutional Service (“Class IS”) shares were redeemed and the Fund no longer offers Class IS shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$12,866,764	$ 906,289	$ 14,405,559	$ 3,329,183

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $10,871,136. The gross unrealized appreciation and depreciation on securities based on tax cost was $63,719 and $261,630, respectively, with a net unrealized depreciation of $197,911.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended October 31, 2005, the Fund had average borrowings outstanding of $8,919 on an annualized basis at a rate of 3.50% and paid interest of $312.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

10. SUBSEQUENT EVENT

At a meeting held on December 7 and 8, 2005, the Board of Trustees approved the liquidation of the Fund. Effective after the close of business on December 12, 2005, shares of the Fund are no longer available for purchase by either new or existing shareholders. The Fund intends to notify all existing shareholders in a letter dated January 2006 that the Fund will liquidate on or about March 15, 2006.

19

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, Tattersall Advisory Group, Inc (“Tattersall”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

20

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Tattersall formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia

21

organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the third quin-tile over recently completed one- and three-year periods and performed in the second quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees noted that the Fund pays no investment advisory or administrative fees. In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that the Fund currently does not pay any advisory fees and no further economies of scale would likely be achieved.

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

571811 12/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

571811 12/2005

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005